Condensed Parent Company Only Financial Statements - Condensed Statements of Comprehensive Income (Loss) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net income	$ 1,903,905	$ 2,241,048
Investment securities available for sale
Total other comprehensive income (loss)	3,552,635	(5,847,551)
Comprehensive income (loss)	5,456,540	(3,606,503)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	1,903,905	2,241,048
Investment securities available for sale
Unrealized holding gains arising during the period	5,987	15,443
Income tax effect	(2,253)	(5,811)
Reclassification of losses (gains) recognized in earnings	47	(6,757)
Income tax effect	(18)	2,543
Equity in other comprehensive income (loss) of subsidiary	3,548,872	(5,852,969)
Total other comprehensive income (loss)	3,552,635	(5,847,551)
Comprehensive income (loss)	$ 5,456,540	$ (3,606,503)